MINERAL INTERESTS (Tables) - Key Mining Corp [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF MINERAL INTERESTS

The Company’s mineral interests at September 30, 2025 and December 31, 2024 are as follows:

	September 30 2025	December 31 2024
Chile
Cerro Blanco	$2,216,568	$2,216,568
Ivan	100,000	100,000
US
Bell Copper	-	325,000
Soldier Creek	-	61,643
Trout Creek	-	-
Crystal Mountain	297,066	297,066
	$2,613,634	$3,000,277

The Company’s mineral interests at December 31, 2024 and December 31, 2023 are as follows:

	December 31 2024	December 31 2023
Chile
Cerro Blanco	$2,216,568	$2,216,568
Fiel Rosita (see Note 3)	-	-
Ivan	100,000	100,000
US
Bell Copper	325,000	650,000
Soldier Creek	61,643	450,000
Trout Creek	-	400,000
Crystal Mountain	297,066	297,066
	$3,000,277	$4,113,634

SCHEDULE OF CONSIDERATION ASSOCIATED WITH ACQUISITION

The total consideration associated with acquisition has been provisionally allocated to the acquired net assets based on their estimated fair values on the acquisition date as follows:

Cash	$42,900
Prepaid expense and deposits	1,507
Prepaid expense – related party	170,850
VAT credit receivable	1,347
Mineral interests, including mineral and royalty rights	2,216,568
Accounts payable	(672)
$2,432,500

The total consideration associated with acquisition has been provisionally allocated to the acquired net assets based on their estimated fair values on the acquisition date as follows:

Cash	$42,900
Prepaid expense and deposits	1,507
Prepaid expense – related party	170,850
VAT credit receivable	1,347
Mineral interests, including mineral and royalty rights	2,216,568
Accounts payable	(672)
$2,432,500

SCHEDULE OF FAIR VALUE OF WARRANT
Unit Price	$0.25
Exercise Price	$0.45
Term	5 years
Volatility based on peer companies historical volatility	152.6%
Risk-free interest rate	3.27%

Unit Price	$0.25
Exercise Price	$0.45
Term	5 years
Volatility based on peer companies historical volatility	152.6%
Risk-free interest rate	3.27%

SCHEDULE OF VALUATION ASSUMPTIONS
Unit Price	$0.139	0.139	0.139
Exercise Price	$1.25	2.50	1.35
Term	5 years	5 years	3 years
Volatility based on peer companies historical volatility	162.14%	162.14%	122.06%
Risk-free interest rate	4.4%	4.4%	4.63%
Estimated fair value per option	$.1156	.1086	.0494
Fair value	$57,800	54,300	2,470

Unit Price	$0.139	0.139	0.139
Exercise Price	$1.25	2.50	1.35
Term	5 years	5 years	3 years
Volatility based on peer companies historical volatility	162.14%	162.14%	122.06%
Risk-free interest rate	4.4%	4.4%	4.63%
Estimated fair value per option	$.1156	.1086	.0494
Fair value	$57,800	54,300	2,470